Commitments and Contingencies - Contingencies (Details) administrator in Thousands, $ in Millions					1 Months Ended	12 Months Ended
	Oct. 02, 2017 USD ($)	Aug. 02, 2017 individual	Dec. 17, 2015 USD ($)	May 12, 2015 employee	Oct. 31, 2015 USD ($)	Apr. 01, 2016 employee	Apr. 03, 2015 administrator	Jan. 30, 2018	Feb. 02, 2017 joint_venture	May 12, 2016
Loss Contingencies [Line Items]
Number of partially-owned joint ventures involved in possible sanctions law violations | joint_venture									2
Strauch and Colby v. Computer Sciences Corporation
Loss Contingencies [Line Items]
Number of system administrators for class action, more than | administrator							4
Number of system administrators filed Consent to Join forms | administrator							1
Number of individuals involved in collective action | individual		700
Settled litigation | Civil Complaint Against Eric Pulier
Loss Contingencies [Line Items]
Former employees under investigation | employee				2
Litigation settlement			$ 16.5
Former employees who pled guilty | employee						1
Loss contingency, legal fees percentage								80.00%		80.00%
Settled litigation | Kemper Corporate Services, Inc. v. Computer Sciences Corporation
Loss Contingencies [Line Items]
Litigation settlement to other party	$ 84.2
Pending litigation | Kemper Corporate Services, Inc. v. Computer Sciences Corporation
Loss Contingencies [Line Items]
Loss contingency, damages sought					$ 100.0